UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.59%
Salvation Army
5.44%, 09/01/2015	$370,000	$400,521
5.50%, 09/01/2018	1,375,000	1,425,724
5.64%, 09/01/2026	4,400,000	4,302,584

TOTAL CORPORATE BONDS (Cost $6,133,195)		6,128,829

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 85.53%
FGLMC Single Family - 4.36%
Pool A95574, 4.00%, 12/01/2040	1,143,404	1,127,657
Pool A97097, 4.00%, 02/01/2041	1,619,717	1,596,397
Pool A91756, 4.50%, 03/01/2040	1,346,765	1,373,190
Pool A91363, 4.50%, 03/01/2040	1,715,746	1,749,410
Pool A92905, 4.50%, 06/01/2040	1,251,547	1,278,059
Pool A93467, 4.50%, 08/01/2040	1,100,380	1,123,689
Pool A68734, 5.00%, 07/01/2037	399,164	418,302
Pool A73050, 5.00%, 02/01/2038	285,478	299,165
Pool A78734, 5.00%, 06/01/2038	1,247,268	1,306,290
Pool A91364, 5.00%, 03/01/2040	1,439,838	1,512,473
Pool A91757, 5.00%, 04/01/2040	1,329,189	1,392,088
Pool A92906, 5.00%, 07/01/2040	1,169,787	1,225,143
Pool A56707, 5.50%, 01/01/2037	331,181	354,179
Pool A57436, 5.50%, 01/01/2037	929,841	996,155
Pool A58653, 5.50%, 03/01/2037	1,318,978	1,413,374
Pool A59858, 5.50%, 04/01/2037	96,424	103,542
Pool A60749, 5.50%, 05/01/2037	502,776	538,476
Pool A63607, 5.50%, 07/01/2037	537,300	576,962
Pool A66019, 5.50%, 08/01/2037	1,042,890	1,116,614
Pool A68746, 5.50%, 10/01/2037	990,283	1,059,050
Pool A69361, 5.50%, 11/01/2037	485,020	521,201
Pool A73036, 5.50%, 01/01/2038	409,787	438,244
Pool A76192, 5.50%, 04/01/2038	864,992	926,896
Pool A76444, 5.50%, 04/01/2038	928,294	996,818
Pool A78742, 5.50%, 06/01/2038	4,775,375	5,102,510
Pool A83074, 5.50%, 11/01/2038	810,252	865,757
Pool A84142, 5.50%, 01/01/2039	428,479	458,635
Pool G06072, 6.00%, 06/01/2038	9,003,350	9,821,289
Pool G06073, 6.50%, 10/01/2037	4,323,402	4,866,336
TBA, 4.00%, 03/15/2041	1,010,000	994,219
		45,552,120

FHA Project Loan - 1.58%
023-98141, 6.00%, 03/01/2047 (a)	3,157,727	3,082,551
034-35272, 6.95%, 11/01/2025 (a)	364,096	363,509
034-35271, 6.95%, 11/01/2025 (a)	367,362	366,770
FHA Canton, 6.49%, 06/01/2046 (a)	4,813,015	4,827,560
FHA Ridge, 6.45%, 01/01/2036 (a)	285,047	285,034
FHA STMICH, 6.20%, 09/01/2050 (a)	5,923,735	5,887,275
Reilly 130, 7.43%, 08/25/2021 (a)	1,376,907	1,376,037
WM 2002-1, 7.43%, 08/01/2019 (a)	314,733	314,473
		16,503,209

FNMA Multi Family - 19.55%
Pool 466487, 2.77%, 11/01/2017	12,939,443	12,482,296
Pool 466009, 2.84%, 09/01/2017	13,908,391	13,543,673
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,607,598
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,234,701
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,438,386
Pool 466544, 3.79%, 11/01/2020	1,046,750	1,025,695
Pool 465585, 4.10%, 07/01/2020	1,688,612	1,697,061
Pool 465435, 4.22%, 07/01/2020	1,505,267	1,524,580
Pool 463535, 4.30%, 10/01/2019	1,968,315	2,028,264
Pool 464907, 4.33%, 04/01/2020	4,155,545	4,252,019
Pool 463712, 4.36%, 11/01/2019	2,484,860	2,553,767
Pool 464304, 4.36%, 01/01/2020	5,118,015	5,254,217

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Pool 463873, 4.38%, 11/01/2019	$458,773	$473,241
Pool 464855, 4.38%, 04/01/2020	1,903,468	1,957,370
Pool 464864, 4.40%, 04/01/2020	1,268,879	1,303,361
Pool 464772, 4.41%, 03/01/2020	3,913,959	4,025,067
Pool 463538, 4.42%, 09/01/2019	2,025,207	2,091,782
Pool 464223, 4.44%, 01/01/2020	805,019	830,391
Pool 464947, 4.44%, 04/01/2020	1,485,775	1,530,096
Pool 467315, 4.46%, 02/01/2021	10,000,000	10,233,326
Pool 464994, 4.51%, 05/01/2020	1,464,232	1,512,519
Pool 464725, 4.60%, 03/01/2020	3,123,992	3,246,399
Pool 465256, 4.65%, 06/01/2020	2,107,901	2,191,606
Pool 386602, 4.66%, 10/01/2013	311,488	329,961
Pool 387425, 4.76%, 06/01/2015	575,689	617,749
Pool 387286, 4.78%, 03/01/2015	2,842,399	3,007,978
Pool 387284, 4.84%, 03/01/2015	908,397	976,660
Pool 464133, 4.85%, 01/01/2025	3,657,376	3,690,061
Pool 463037, 4.86%, 09/01/2019	2,953,100	3,117,397
Pool 387659, 4.88%, 12/01/2015	889,785	957,164
Pool 387273, 4.89%, 02/01/2015	1,179,895	1,269,895
Pool 387277, 4.89%, 02/01/2015	1,270,656	1,367,579
Pool 387202, 4.98%, 12/01/2014	3,010,266	3,108,442
Pool 387560, 4.98%, 09/01/2015	919,697	993,131
Pool 387109, 5.02%, 09/01/2014	228,240	229,848
Pool 387517, 5.02%, 08/01/2020	1,842,391	1,961,414
Pool 386980, 5.04%, 06/01/2014	1,173,102	1,260,185
Pool 463944, 5.06%, 12/01/2024	5,731,752	5,856,768
Pool 873236, 5.09%, 02/01/2016	557,562	602,433
Pool 466907, 5.13%, 03/01/2026	425,342	443,174
Pool 387438, 5.18%, 06/01/2020	229,838	241,421
Pool 386104, 5.19%, 04/01/2021	217,296	225,123
Pool 387215, 5.19%, 01/01/2023	489,590	518,659
Pool 465394, 5.20%, 03/01/2026	572,408	583,663
Pool 463895, 5.25%, 10/01/2025	3,390,116	3,513,237
Pool 387452, 5.25%, 06/01/2035	737,236	787,072
Pool 387349, 5.31%, 04/01/2020	1,678,006	1,776,237
Pool 387312, 5.33%, 04/01/2035	535,048	559,389
Pool 874082, 5.35%, 06/01/2018	1,891,935	2,008,054
Pool 958081, 5.36%, 01/01/2019	3,176,573	3,407,211
Pool 873470, 5.42%, 03/01/2016	1,243,502	1,345,419
Pool 387399, 5.46%, 08/01/2020	279,232	293,663
Pool 874487, 5.52%, 05/01/2025	3,628,336	3,774,811
Pool 958283, 5.54%, 03/01/2019	876,652	938,595
Pool 463144, 5.54%, 08/01/2024	1,555,402	1,607,695
Pool 873550, 5.55%, 04/01/2024	1,648,692	1,655,525
Pool 874136, 5.57%, 12/01/2016	237,136	255,877
Pool 463000, 5.58%, 08/01/2021	1,331,428	1,402,956
Pool 467505, 5.66%, 03/01/2023	872,713	918,176
Pool 873863, 5.69%, 05/01/2016	1,421,838	1,535,046
Pool 874262, 5.75%, 01/01/2017	535,577	592,651
Pool 463507, 5.76%, 03/01/2027	3,620,209	3,727,840
Pool 873649, 5.79%, 05/01/2016	2,882,169	3,112,319
Pool 464296, 5.86%, 01/01/2028	2,381,613	2,426,597
Pool 873731, 5.88%, 07/01/2023	2,321,005	2,433,290
Pool 873830, 5.94%, 07/01/2024	941,666	1,017,146
Pool 387005, 5.95%, 06/01/2022	386,620	400,238
Pool 873949, 5.95%, 09/01/2024	1,380,172	1,321,247
Pool 463657, 5.96%, 10/01/2027	1,197,504	1,224,477
Pool 463839, 5.96%, 11/01/2027	708,571	724,442
Pool 873705, 6.03%, 06/01/2016	1,426,456	1,470,567
Pool 873706, 6.04%, 06/01/2016	5,896,668	6,078,703
Pool 958256, 6.09%, 12/01/2033	1,639,610	1,734,365
Pool 873679, 6.10%, 06/01/2024	839,353	905,796

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Pool 463997, 6.12%, 12/01/2027	$1,004,667	$1,029,236
Pool 958614, 6.22%, 04/01/2027	392,211	421,374
Pool 464836, 6.23%, 03/01/2028	2,662,733	2,736,744
Pool 465259, 6.29%, 04/01/2028	1,341,174	1,475,401
Pool 385229, 6.33%, 09/01/2017	2,122,346	2,292,681
Pool 465260, 6.33%, 06/01/2028	993,474	1,091,571
Pool 464254, 6.34%, 11/01/2027	2,621,590	2,706,891
Pool 464969, 6.34%, 04/01/2028	5,200,000	5,350,146
Pool 380972, 6.35%, 12/01/2016	244,293	258,097
Pool 464890, 6.37%, 04/01/2028	1,519,826	1,559,854
Pool 874736, 6.43%, 10/01/2025	481,702	497,007
Pool 465588, 6.55%, 07/01/2028	621,724	690,305
Pool 464473, 6.60%, 02/01/2040	198,327	222,058
Pool 464573, 6.72%, 02/01/2040	2,789,437	2,929,642
Pool 383143, 6.75%, 02/01/2016	2,613,510	2,855,163
Pool 466595, 6.78%, 11/01/2025	4,791,900	5,174,753
Pool 383145, 6.85%, 02/01/2019	1,868,659	2,003,284
Pool 385051, 6.89%, 05/01/2020	2,158,064	2,313,240
TBA, 4.24%, 04/01/2021 (a)	1,574,000	1,582,175
		204,534,383

FNMA Single Family - 17.53%
Pool AA5316, 4.00%, 03/01/2039	864,914	854,354
Pool AA3490, 4.00%, 03/01/2039	1,292,728	1,276,136
Pool AA8598, 4.00%, 07/01/2039	1,035,740	1,023,094
Pool AC1837, 4.00%, 08/01/2039	950,823	939,214
Pool AC6309, 4.00%, 12/01/2039	1,013,399	1,000,392
Pool AE5434, 4.00%, 10/01/2040	3,188,697	3,147,770
Pool AE9905, 4.00%, 10/01/2040	1,102,137	1,087,991
Pool AE7634, 4.00%, 11/01/2040	1,294,677	1,278,060
Pool AE8205, 4.00%, 11/01/2040	1,696,190	1,674,419
Pool AE7705, 4.00%, 11/01/2040	2,169,285	2,141,443
Pool AH0915, 4.00%, 12/01/2040	1,597,855	1,577,347
Pool AE8779, 4.00%, 12/01/2040	1,216,490	1,200,877
Pool AH0540, 4.00%, 12/01/2040	1,043,121	1,029,733
Pool AH2979, 4.00%, 01/01/2041	494,169	488,135
Pool AH2978, 4.00%, 01/01/2041	1,779,692	1,756,850
Pool AH5274, 4.00%, 01/01/2041	1,853,329	1,829,541
Pool AH5643, 4.00%, 01/01/2041	2,717,069	2,683,894
Pool AH5665, 4.00%, 02/01/2041	1,576,294	1,557,048
Pool AH5670, 4.00%, 02/01/2041	3,500,581	3,455,652
Pool AH5672, 4.00%, 02/01/2041	2,167,274	2,139,457
Pool AH5671, 4.00%, 02/01/2041	1,956,510	1,931,399
Pool AC3373, 4.50%, 07/01/2039	233,458	238,258
Pool AC1446, 4.50%, 08/01/2039	184,493	188,286
Pool AC4095, 4.50%, 09/01/2039	223,558	228,468
Pool AD1551, 4.50%, 03/01/2040	182,334	186,083
Pool AE2970, 4.50%, 08/01/2040	1,084,139	1,106,427
Pool 890226, 4.50%, 08/01/2040	41,487,544	42,339,648
Pool AD8493, 4.50%, 08/01/2040	5,106,073	5,219,022
Pool AE3014, 4.50%, 09/01/2040	2,497,421	2,548,764
Pool AE7635, 4.50%, 10/01/2040	1,261,701	1,287,639
Pool AH5666, 4.50%, 01/01/2041	811,296	829,242
Pool AH5644, 4.50%, 02/01/2041	1,162,065	1,187,771
Pool 914311, 5.00%, 02/01/2037	183,890	193,138
Pool 961946, 5.00%, 02/01/2038	194,039	203,403
Pool AC5998, 5.00%, 10/01/2039	431,296	453,458
Pool 890230, 5.00%, 07/01/2040	26,574,088	27,854,666
Pool AD8500, 5.00%, 08/01/2040	2,462,075	2,580,892
Pool 937690, 5.50%, 05/01/2037	485,684	520,170
Pool 890246, 5.50%, 11/01/2038	16,901,330	18,108,825
Pool 907769, 6.00%, 12/01/2036	522,566	574,530
Pool 946757, 6.00%, 08/01/2037	609,679	663,067
Pool 907085, 6.00%, 09/01/2037	187,365	204,943

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Pool 890247, 6.00%, 09/01/2038	$25,649,968	$27,971,102
Pool 886136, 6.50%, 07/01/2036	410,711	462,416
Pool 900106, 6.50%, 08/01/2036	362,947	411,134
Pool 900649, 6.50%, 09/01/2036	596,699	668,463
Pool 901391, 6.50%, 09/01/2036	485,203	543,557
Pool 947771, 6.50%, 09/01/2037	734,516	820,560
TBA, 4.00%, 03/01/2041 (a)	3,189,656	3,144,803
TBA, 4.50%, 03/01/2041 (a)	7,362,992	7,504,501
TBA, 5.00%, 03/01/2041 (a)	1,054,739	1,104,344
		183,420,386

GNMA Multi Family - 25.99%
Pool 2010-140 A, 1.74%, 02/16/2031	5,343,833	5,343,990
Pool 2010-102 AB, 1.85%, 07/16/2032	2,960,133	2,969,169
Pool 2009-115 AC, 2.02%, 09/16/2027	10,667,194	10,795,536
Pool 2010-83 A, 2.02%, 10/16/2050	1,888,572	1,903,892
Pool 2011-10 AB, 2.11%, 02/16/2029	1,803,927	1,815,561
Pool 2011-16 A, 2.21%, 11/16/2034	2,700,000	2,715,609
Pool 2011-31 A, 2.21%, 07/16/2047	7,550,000	7,593,647
Pool 2010-97 A, 2.32%, 01/16/2032	1,476,030	1,495,385
Pool 2010-100 A, 2.35%, 06/16/2050	442,709	447,381
Pool 2010-156 AC, 2.76%, 03/16/2039	6,200,000	6,044,371
Pool 2011-6 AC, 2.85%, 12/16/2037	6,500,000	6,495,601
Pool 2010-49 A, 2.87%, 03/16/2051	1,258,102	1,291,699
Pool 2010-71 AC, 2.99%, 03/16/2039	283,249	287,778
Pool 2011-27 B, 3.00%, 09/16/2034	3,645,000	3,623,786
Pool 2010-13 AB, 3.03%, 02/16/2030	6,650,000	6,844,487
Pool 2009-90 AC, 3.14%, 01/16/2033	4,625,000	4,768,291
Pool 2007-77 A, 3.18%, 02/16/2026	2,116,084	2,151,903
Pool 2010-36 AC, 3.36%, 09/16/2036	400,000	413,219
Pool 2009-19 AD, 3.39%, 11/16/2040	1,225,214	1,271,722
Pool 2009-63 A, 3.40%, 01/16/2038	3,237,613	3,354,652
Pool 2009-49 A, 3.44%, 06/16/2034	3,090,560	3,211,386
Pool 2010-72 B, 3.46%, 05/16/2036	375,000	372,272
Pool 2009-105 A, 3.46%, 12/16/2050	1,965,132	2,041,368
Pool 2009-60 A, 3.47%, 03/16/2035	3,685,872	3,832,136
Pool 2007-39 AC, 3.51%, 07/16/2024	584,982	587,640
Pool 2009-86 A, 3.54%, 09/16/2035	7,684,177	8,020,895
Pool 2009-39 AB, 3.55%, 10/16/2038	1,251,865	1,303,941
Pool 2009-90 AE, 3.70%, 03/16/2037	1,217,063	1,252,963
Pool 727996, 3.75%, 01/15/2046	5,078,195	4,913,358
Pool 727998, 3.75%, 01/15/2046	5,312,442	5,140,001
Pool 2006-39 A, 3.77%, 06/16/2025	1,840,300	1,872,591
Pool 2009-4 A, 3.81%, 11/16/2037	3,113,646	3,262,045
Pool 2008-24 B, 3.86%, 03/16/2029	2,000,000	2,092,666
Pool 2006-68 A, 3.89%, 07/16/2026	2,187,463	2,244,749
Pool 2007-55 A, 3.91%, 08/16/2027	3,976,677	4,090,157
Pool 2007-12 A, 3.96%, 06/16/2031	6,883,806	7,166,146
Pool 2005-79 A, 4.00%, 10/16/2033	774,760	781,533
Pool 2008-92 B, 4.04%, 05/16/2030	500,000	524,400
Pool 2006-66 A, 4.09%, 08/16/2030	3,547,039	3,664,392
Pool 2010-123 C, 4.15%, 08/16/2051	250,000	240,234
Pool 2006-51 A, 4.25%, 10/16/2030	5,459,989	5,709,472
Pool 2006-63 A, 4.26%, 02/16/2032	9,621,578	10,053,566
Pool 2007-34 A, 4.27%, 11/16/2026	4,170,321	4,268,148
Pool 2008-80 B, 4.28%, 03/16/2033	4,500,000	4,758,802
Pool 2009-119 B, 4.29%, 02/16/2041	3,000,000	3,047,679
Pool 2009-3 B, 4.30%, 10/16/2037	750,000	768,370
Pool 2007-13 A, 4.32%, 11/16/2029	1,248,564	1,280,775
Pool 2008-8 B, 4.38%, 03/16/2029	2,850,000	3,001,240
Pool 2005-59 A, 4.39%, 05/16/2023	341,804	345,041
Pool 2005-87 A, 4.45%, 03/16/2025	133,129	133,998
Pool 2008-22 B, 4.50%, 12/16/2038	1,500,000	1,584,023
Pool 2008-78 B, 4.52%, 06/16/2032	1,000,000	1,059,516
Pool 2008-28 B, 4.59%, 08/16/2034	3,700,000	3,923,218

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Pool 749166, 4.64%, 04/15/2052	$2,475,000	$2,409,929
Pool 2005-34 B, 4.74%, 04/16/2029	863,809	885,503
Pool 2008-52 B, 4.75%, 10/16/2032	4,750,000	5,130,915
Pool 2008-14 B, 4.75%, 10/16/2042	1,807,792	1,946,135
Pool 747075, 4.75%, 10/15/2045	3,569,596	3,689,457
Pool 2008-86 B, 4.81%, 11/16/2031	2,750,000	2,955,754
Pool 686519, 4.93%, 10/15/2051	5,470,266	5,446,455
Pool 2009-7 B, 4.95%, 11/16/2039	1,000,000	1,069,834
Pool 2005-79 C, 4.95%, 12/16/2045	700,000	759,930
Pool 2007-69 B, 4.96%, 06/16/2030	1,350,000	1,412,625
Pool 749164, 4.98%, 06/15/2052	7,917,900	7,911,904
Pool 2008-39 C, 5.02%, 03/16/2034	4,950,000	5,340,879
Pool 2007-75 B, 5.06%, 03/16/2036	4,500,000	4,880,284
Pool 2009-5 B, 5.07%, 08/16/2049	100,000	105,535
Pool 2006-32 A, 5.08%, 01/16/2030	454,326	475,843
Pool 2005-87 B, 5.12%, 01/16/2028	257,300	266,562
Pool 712102, 5.15%, 11/15/2032	1,052,434	1,124,519
Pool 735993, 5.15%, 08/15/2051	2,750,000	2,781,127
Pool 2008-48 D, 5.24%, 10/16/2039	155,324	165,709
Pool 734979, 5.25%, 11/15/2051	1,155,000	1,176,822
Pool 699580, 5.25%, 03/15/2052	6,200,000	6,316,263
Pool 666265, 5.45%, 10/15/2035	533,799	566,886
Pool 668966, 5.45%, 04/15/2044	1,487,962	1,601,414
Pool 640434, 5.46%, 03/15/2043	3,323,130	3,528,325
Pool 461918, 5.52%, 12/15/2037	4,207,414	4,313,444
Pool 2008-59 B, 5.55%, 10/16/2026	2,540,000	2,678,247
Pool 664218, 5.63%, 06/15/2043	2,610,452	2,774,294
Pool 715994, 5.63%, 10/15/2051	3,723,700	3,801,280
Pool 664652, 5.65%, 06/15/2042	2,356,078	2,486,744
Pool 650307, 5.75%, 03/15/2043	1,770,201	1,881,628
Pool 666268, 5.85%, 03/15/2043	6,801,716	7,231,388
Pool 653889, 5.88%, 01/15/2043	183,303	194,913
Pool 645747, 6.00%, 09/15/2032	154,234	160,490
Pool 666259, 6.00%, 12/15/2032	89,446	94,927
Pool 637911, 6.00%, 07/15/2035	427,146	443,545
Pool 639306, 6.00%, 01/15/2036	1,125,855	1,177,440
Pool 653914, 6.10%, 06/15/2043	2,382,358	2,543,816
Pool 667881, 6.14%, 02/15/2043	974,631	1,037,175
Pool 699404, 6.15%, 04/15/2039	1,805,251	1,943,619
Pool 653904, 6.20%, 05/15/2043	768,988	820,545
Pool 636413, 6.25%, 04/15/2036	1,204,211	1,262,456
Pool 678208, 6.25%, 01/15/2038	1,553,622	1,667,798
Pool 669506, 6.27%, 03/15/2049	1,622,553	1,745,804
Pool 643896, 6.50%, 06/15/2049	1,335,781	1,435,871
Pool 645785, 6.75%, 02/15/2048	1,920,335	2,061,838
		271,882,271

GNMA Single Family - 13.57%
Pool 737576, 4.00%, 11/15/2040	1,928,701	1,934,747
Pool 737712, 4.00%, 12/15/2040	3,965,204	3,977,635
Pool G2 757173, 4.00%, 12/20/2040	1,132,384	1,135,330
Pool 759104, 4.00%, 01/15/2041	1,341,871	1,346,916
Pool 737837, 4.00%, 01/15/2041	2,872,624	2,881,629
Pool G2 759436, 4.00%, 01/20/2041	2,623,947	2,629,312
Pool G2 759466, 4.00%, 01/20/2041	2,169,724	2,174,161
Pool 759191, 4.00%, 02/15/2041	1,119,811	1,123,671
Pool G2 759301, 4.00%, 02/20/2041	2,348,142	2,352,944
Pool 646730, 4.50%, 03/15/2039	1,306,400	1,356,768
Pool 646771, 4.50%, 04/15/2039	1,200,424	1,242,204
Pool 716818, 4.50%, 04/15/2039	1,557,116	1,617,151
Pool G2 716876, 4.50%, 04/20/2039	1,014,614	1,050,375
Pool 650967, 4.50%, 05/15/2039	1,104,867	1,143,321
Pool 720050, 4.50%, 06/15/2039	1,099,876	1,138,157
Pool 717198, 4.50%, 06/15/2039	1,444,248	1,494,515
Pool 714559, 4.50%, 06/15/2039	981,375	1,021,052

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Pool G2 716998, 4.50%, 06/20/2039	$991,241	$1,032,159
Pool 720208, 4.50%, 07/15/2039	1,667,077	1,736,560
Pool 714594, 4.50%, 07/15/2039	1,018,789	1,054,247
Pool G2 720338, 4.50%, 07/20/2039	1,470,050	1,527,443
Pool 720287, 4.50%, 08/15/2039	1,484,242	1,535,901
Pool G2 720449, 4.50%, 08/20/2039	1,052,241	1,092,896
Pool 726289, 4.50%, 09/15/2039	1,935,419	2,002,781
Pool G2 726542, 4.50%, 09/20/2039	1,184,280	1,229,787
Pool 726402, 4.50%, 10/15/2039	1,184,488	1,230,156
Pool G2 726610, 4.50%, 10/20/2039	1,086,549	1,124,844
Pool 728954, 4.50%, 12/15/2039	1,191,721	1,233,198
Pool G2 729265, 4.50%, 12/20/2039	911,179	943,294
Pool G2 729269, 4.50%, 12/20/2039	965,108	1,002,108
Pool 729017, 4.50%, 01/15/2040	1,743,542	1,804,225
Pool 736579, 4.50%, 02/15/2040	1,212,238	1,254,430
Pool G2 736423, 4.50%, 02/20/2040	886,075	917,089
Pool 737051, 4.50%, 03/15/2040	1,070,409	1,113,686
Pool G2 736425, 4.50%, 03/20/2040	1,158,017	1,202,327
Pool G2 741940, 4.50%, 04/20/2040	1,032,694	1,072,207
Pool 737222, 4.50%, 05/15/2040	1,232,718	1,282,557
Pool G2 742024, 4.50%, 05/20/2040	1,065,677	1,102,977
Pool 658387, 4.50%, 06/15/2040	2,166,950	2,242,370
Pool 698160, 4.50%, 07/15/2040	1,308,472	1,354,013
Pool 748456, 4.50%, 08/15/2040	1,147,899	1,194,308
Pool 721694, 4.50%, 08/15/2040	1,623,500	1,680,006
Pool G2 745501, 4.50%, 08/20/2040	1,172,808	1,213,858
Pool G2 745505, 4.50%, 08/20/2040	2,963,844	3,067,582
Pool G2 748848, 4.50%, 09/20/2040	2,191,987	2,268,708
Pool G2 752534, 4.50%, 10/20/2040	1,863,462	1,928,685
Pool G2 753569, 4.50%, 11/20/2040	116,377	120,451
Pool G2 759318, 4.50%, 02/20/2041	1,710,373	1,769,646
Pool 688624, 5.00%, 05/15/2038	708,140	760,081
Pool 411105, 5.00%, 01/15/2039	1,302,467	1,392,304
Pool 439079, 5.00%, 02/15/2039	1,051,653	1,126,162
Pool 646728, 5.00%, 03/15/2039	896,386	953,732
Pool 646750, 5.00%, 04/15/2039	1,157,381	1,237,211
Pool 716819, 5.00%, 04/15/2039	1,321,567	1,412,721
Pool 646777, 5.00%, 05/15/2039	1,019,142	1,091,348
Pool 720052, 5.00%, 06/15/2039	963,967	1,030,456
Pool 722944, 5.00%, 08/15/2039	948,679	1,015,892
Pool 720288, 5.00%, 08/15/2039	1,029,500	1,102,440
Pool G2 720434, 5.00%, 08/20/2039	1,449,437	1,543,037
Pool 726290, 5.00%, 09/15/2039	3,017,916	3,231,734
Pool G2 726543, 5.00%, 09/20/2039	1,626,788	1,731,778
Pool G2 726545, 5.00%, 09/20/2039	980,388	1,043,701
Pool 723006, 5.00%, 10/15/2039	985,934	1,055,787
Pool 726403, 5.00%, 10/15/2039	3,979,615	4,254,107
Pool G2 723007, 5.00%, 10/20/2039	1,202,742	1,280,438
Pool G2 726611, 5.00%, 10/20/2039	1,663,992	1,771,355
Pool G2 726726, 5.00%, 11/20/2039	1,161,155	1,236,075
Pool G2 727255, 5.00%, 12/20/2039	1,646,419	1,752,694
Pool G2 729266, 5.00%, 12/20/2039	1,156,668	1,231,309
Pool G2 729270, 5.00%, 12/20/2039	1,642,957	1,748,970
Pool G2 727282, 5.00%, 01/20/2040	1,043,945	1,111,266
Pool G2 736355, 5.00%, 01/20/2040	915,281	974,324
Pool G2 736424, 5.00%, 02/20/2040	1,959,414	2,085,772
Pool 737055, 5.00%, 03/15/2040	1,104,183	1,174,823
Pool G2 736426, 5.00%, 03/20/2040	1,054,624	1,122,655
Pool G2 741941, 5.00%, 04/20/2040	1,829,506	1,947,514
Pool G2 742025, 5.00%, 05/20/2040	1,128,621	1,201,502
Pool 658393, 5.00%, 06/15/2040	1,262,754	1,343,538
Pool G2 745335, 5.00%, 06/20/2040	1,256,548	1,337,598
Pool 684677, 5.50%, 03/15/2038	1,080,739	1,172,792
Pool 684721, 5.50%, 03/15/2038	591,653	642,047

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Pool G2 684987, 5.50%, 03/20/2038	$348,452	$378,323
Pool 684802, 5.50%, 04/15/2038	738,039	805,514
Pool 688625, 5.50%, 05/15/2038	679,621	743,454
Pool G2 688636, 5.50%, 05/20/2038	1,141,283	1,234,652
Pool 690974, 5.50%, 06/15/2038	422,991	461,663
Pool G2 690973, 5.50%, 06/20/2038	861,626	932,116
Pool 693574, 5.50%, 07/15/2038	877,250	951,970
Pool G2 409120, 5.50%, 07/20/2038	1,459,814	1,579,349
Pool G2 700671, 5.50%, 10/20/2038	1,049,596	1,135,464
Pool 705998, 5.50%, 01/15/2039	457,869	496,868
Pool 411116, 5.50%, 01/15/2039	1,038,911	1,127,401
Pool 684678, 6.00%, 03/15/2038	583,999	647,492
Pool G2 684988, 6.00%, 03/20/2038	390,761	429,333
Pool 688626, 6.00%, 05/15/2038	620,322	683,887
Pool 688629, 6.00%, 05/15/2038	279,506	310,593
Pool G2 688637, 6.00%, 05/20/2038	380,678	417,926
Pool G2 693900, 6.00%, 07/20/2038	462,917	510,585
Pool 696513, 6.00%, 08/15/2038	826,946	916,852
Pool G2 696843, 6.00%, 08/20/2038	497,967	550,899
Pool 699255, 6.00%, 09/15/2038	1,643,559	1,821,220
Pool G2 698997, 6.00%, 09/20/2038	1,254,434	1,377,174
Pool 700791, 6.00%, 10/15/2038	368,555	410,468
Pool 705999, 6.00%, 01/15/2039	698,182	775,835
Pool G2 706407, 6.00%, 01/20/2039	500,856	550,973
Pool 582048, 6.50%, 01/15/2032	39,766	45,192
Pool 696514, 6.50%, 08/15/2038	365,143	413,934
Pool G2 696844, 6.50%, 08/20/2038	487,292	546,362
Pool G2 698998, 6.50%, 09/20/2038	661,720	742,579
Pool G2 706408, 6.50%, 01/20/2039	751,695	842,813
Pool 530199, 7.00%, 03/20/2031	61,316	70,577
		141,983,018

HUD - 0.00% Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017 (b)	30,000	29,906

Small Business Administration - 2.95% SBA
Pool 507253, 0.50%, 05/25/2030 (c)	308,685	306,114
Pool 507932, 0.58%, 04/25/2026 (c)	353,646	352,038
Pool 507766, 0.58%, 07/25/2031 (c)	150,715	149,938
Pool 507841, 0.58%, 08/25/2031 (c)	267,833	266,452
Pool 508045, 0.58%, 04/25/2032 (c)	668,571	665,549
Pool 508901, 0.60%, 07/25/2020 (c)	1,113,375	1,108,982
Pool 507417, 0.60%, 09/25/2030 (c)	127,740	127,217
Pool 508206, 0.60%, 09/25/2032 (c)	1,311,513	1,306,810
Pool 508298, 0.60%, 01/25/2033 (c)	1,231,603	1,227,172
Pool 508506, 0.63%, 06/25/2033 (c)	3,077,307	3,069,160
Pool 508716, 0.82%, 06/25/2034 (c)	3,741,091	3,759,756
Pool 508890, 0.89%, 06/25/2020 (c)	3,286,438	3,300,666
3169855009, 1.13%, 07/15/2031 (c)	112,223	113,787
3954135000, 1.25%, 03/24/2017 (c)	81,874	82,317
4334715001, 1.25%, 01/05/2020 (c)	44,449	45,101
4181175003, 1.25%, 08/26/2020 (c)	124,386	126,269
3930525005, 1.25%, 12/01/2020 (c)	348,802	354,198
3766345007, 1.25%, 09/17/2030 (c)	313,240	319,298
SBA Temporary Pool, 1.25%, 09/25/2035 (c)	6,725,368	6,860,907
SBA Alamo, 1.25%, 10/08/2035 (c)	311,333	317,446
SBA Golf Club, 1.25%, 01/18/2036 (c)	345,000	351,861
Pool 508994, 1.25%, 01/25/2036 (c)	3,488,059	3,556,498
3153295002, 2.13%, 07/24/2029 (c)	626,979	634,916
3046316007, 2.13%, 12/03/2032 (c)	278,957	282,784
3887475007, 2.18%, 03/08/2020 (c)	179,825	196,372
2347955003, 3.00%, 04/15/2017 (c)	363,242	365,273
2484686008, 3.18%, 10/15/2027 (c)	329,506	336,336

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
2604556010, 3.58%, 02/15/2017 (c)	$181,667	$190,970
3111236004, 4.38%, 01/31/2015 (a) (c)	53,153	54,398
Pool 2008-20E, 5.49%, 05/01/2028	197,673	212,720
3829225004, 6.08%, 02/11/2020 (c)	745,615	788,242
		30,829,547
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS (Cost $888,013,376)		894,734,840

MUNICIPAL BONDS - 13.87%
Arkansas - 0.06%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	468,885
3.85%, 10/01/2019	225,000	213,226
		682,111

California - 0.75%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,555,000	1,563,864
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	703,052
6.00%, 09/01/2011	1,915,000	1,941,561
6.25%, 09/01/2017	250,000	268,905
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	630,000	646,229
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	479,995
Sacramento County Housing Authority
7.65%, 09/01/2015	530,000	542,572
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,610,656
		7,756,834

Colorado - 0.07%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	726,112	722,866

Connecticut - 0.07%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	50,887
5.83%, 11/15/2016	645,000	693,001
		743,888

District of Columbia - 0.16%
District of Columbia
3.39%, 06/01/2014	1,675,000	1,665,570

Florida - 1.29%
Broward County Housing Finance Authority
0.29%, 08/15/2038 (c)	1,900,000	1,900,000
Broward County School Board
7.40%, 07/01/2034	280,000	297,914
Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (c)	742,867	712,060
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	4,971,400

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Florida Housing Finance Corp.
4.75%, 07/01/2038 (b)	$845,000	$743,786
5.20%, 07/01/2028 (b)	1,835,000	1,853,772
6.85%, 04/01/2021	355,000	339,948
7.88%, 07/01/2015	250,000	255,478
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,009,720
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	860,000	859,751
6.60%, 08/01/2016	265,000	267,165
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	280,000	284,878
		13,495,872

Idaho - 0.17%
Idaho Housing & Finance Association
6.00%, 07/01/2035	385,000	394,448
6.45%, 07/01/2035	1,270,000	1,313,447
		1,707,895

Indiana - 0.72%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	259,810
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	3,495,000	3,558,714
5.69%, 07/01/2037	1,050,000	1,048,782
5.90%, 01/01/2037	1,790,000	1,783,108
Indianapolis Indiana
0.47%, 11/01/2042 (c)	950,000	950,000
		7,600,414

Kentucky - 0.68%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	691,152
5.17%, 07/01/2013	990,000	1,042,592
5.75%, 07/01/2037	3,085,000	3,064,454
5.77%, 07/01/2037	1,465,000	1,454,437
5.81%, 07/01/2014	350,000	369,758
6.06%, 07/01/2036	440,000	442,486
		7,064,879

Louisiana - 0.07%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	725,000	733,606

Maryland - 0.46%
County of Montgomery Maryland
4.00%, 05/01/2016	1,175,000	1,234,173
Maryland Community Development Administration
6.07%, 09/01/2037	2,130,000	2,070,466
Maryland Economic Development Corp.
0.45%, 05/01/2036 (c)	1,449,000	1,449,000
		4,753,639

Massachusetts - 1.07%
Massachusetts Development Finance Agency
0.30%, 07/01/2038 (c)	200,000	200,000
Massachusetts Housing Finance Agency
0.27%, 04/01/2036 (c)	150,000	150,000
3.39%, 09/01/2011	1,500,000	1,507,185

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
5.21%, 12/01/2016	$2,525,000	$2,574,515
5.54%, 12/01/2025	2,495,000	2,376,288
5.55%, 06/01/2025	940,000	906,677
5.84%, 12/01/2036	1,000,000	903,090
5.96%, 06/01/2017	1,290,000	1,340,052
6.50%, 12/01/2039	1,240,000	1,133,806
		11,091,613

Minnesota - 0.17%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	375,000	372,566
5.85%, 07/01/2036	390,000	389,466
6.30%, 07/01/2023	980,000	991,084
		1,753,116

Missouri - 0.18%
Missouri State Housing Development Commission
4.15%, 09/25/2025	151,749	152,048
5.72%, 09/01/2025	1,035,000	1,036,728
5.74%, 03/01/2037	40,000	40,000
5.82%, 03/01/2037	315,000	317,145
6.00%, 03/01/2025	465,000	468,985
		2,014,906

Nebraska - 0.01%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	75,000	77,400

Nevada - 0.04%
Nevada Housing Division
0.42%, 10/15/2032 (c)	440,000	440,000
5.11%, 04/01/2017	25,000	25,215
		465,215

New Jersey - 0.48%
City of Elizabeth
7.18%, 08/01/2013	125,000	125,187
New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	830,000	808,885
5.93%, 11/01/2028	1,625,000	1,549,616
6.13%, 11/01/2037	1,865,000	1,731,932
New Jersey State Housing & Mortgage Finance Agency
0.75%, 05/01/2028 (b) (c)	690,000	690,000
		4,905,620

New Mexico - 0.23%
New Mexico Mortgage Finance Authority
4.72%, 07/01/2011	205,000	206,527
4.90%, 01/01/2012	195,000	196,367
4.90%, 07/01/2012	180,000	181,262
5.00%, 01/01/2013	180,000	184,147
5.00%, 07/01/2013	190,000	194,378
5.42%, 01/01/2016	220,000	224,629
5.60%, 03/01/2011	30,000	30,000
5.68%, 09/01/2013	240,000	258,223
6.15%, 01/01/2038	1,000,000	920,340
		2,395,873

New York - 1.83%
New York City Housing Development Corp.
3.67%, 11/01/2015	805,000	818,154
4.97%, 05/01/2019	1,995,000	2,027,419

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
5.63%, 11/01/2024	$7,500,000	$7,506,450
New York State Housing Finance Agency
0.24%, 05/01/2029 (c)	500,000	500,000
0.26%, 05/15/2034 (c)	2,200,000	2,200,000
0.26%, 05/15/2034 (c)	165,000	165,000
0.26%, 11/01/2036 (c)	1,200,000	1,200,000
0.30%, 11/01/2038 (c)	1,075,000	1,075,000
4.90%, 08/15/2025 (b)	1,000,000	997,310
5.05%, 08/15/2039 (b)	1,455,000	1,343,678
Rochester Housing Authority
4.70%, 12/20/2038 (b)	1,000,000	899,130
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	454,330
		19,186,471

North Dakota - 0.04%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	409,135

Ohio - 0.10%
County of Cuyahoga
4.25%, 06/01/2011	870,000	877,064
State of Ohio
7.75%, 12/01/2015 (d)	250,000	255,495
		1,132,559

Oklahoma - 0.15%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	565,000	564,797
5.65%, 09/01/2026	1,070,000	1,054,217
		1,619,014

Oregon - 0.03%
City of Portland
6.03%, 06/15/2018	250,000	273,788

Pennsylvania - 0.22%
Commonwealth Financing Authority
4.97%, 06/01/2016	355,000	361,355
5.13%, 06/01/2012	735,000	764,503
Pennsylvania Economic Development Financing Authority
0.30%, 04/01/2035 (c)	265,000	265,000
Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	910,000	909,454
		2,300,312

Rhode Island - 0.06%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	581,877

South Carolina - 0.06%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (b)	690,000	650,801

Texas - 0.41%
Texas Department of Housing & Community Affairs
0.33%, 09/01/2036 (c)	3,000,000	3,000,000
5.00%, 07/01/2034 (b)	1,375,000	1,279,616
		4,279,616

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
Utah - 1.60%
Utah Housing Corp.
0.25%, 07/01/2027 (c)	$1,305,000	$1,305,000
0.25%, 07/01/2028 (c)	820,000	820,000
0.25%, 07/01/2028 (c)	665,000	665,000
0.25%, 01/01/2034 (c)	2,360,000	2,360,000
0.28%, 01/01/2034 (b) (c)	455,000	455,000
1.56%, 07/01/2020	3,000,000	2,953,230
5.11%, 07/01/2017	270,000	271,158
5.25%, 07/01/2035	1,350,000	1,332,909
5.26%, 07/20/2018	165,000	167,942
5.84%, 07/01/2034	230,000	220,975
5.88%, 07/01/2034	1,315,000	1,266,029
5.92%, 07/01/2034	1,130,000	1,030,424
6.01%, 07/01/2034	310,000	303,943
6.10%, 07/20/2028	1,255,000	1,233,389
6.12%, 01/01/2035	1,140,000	1,127,095
6.25%, 07/20/2018	510,000	508,832
6.44%, 01/01/2035	150,000	150,154
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	542,354
		16,713,434

Virginia - 2.21%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,351,500
4.84%, 12/01/2013	295,000	310,859
5.50%, 12/01/2020	500,000	499,080
5.50%, 06/25/2034	4,505,199	4,679,775
5.50%, 03/25/2036	3,484,746	3,584,932
5.70%, 11/01/2022	1,250,000	1,249,662
5.97%, 11/01/2024	1,405,000	1,392,088
6.25%, 11/01/2029	4,365,000	4,172,373
6.32%, 08/01/2019	1,755,000	1,930,131
		23,170,400

Washington - 0.39%
King County Housing Authority
6.38%, 12/31/2046	3,470,000	3,502,722
Tacoma Housing Authority
5.05%, 11/20/2037 (b)	750,000	676,027
		4,178,749

Wisconsin - 0.09%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	1,000,000	997,370

TOTAL MUNICIPAL BONDS (Cost $144,822,106)		145,124,843

MISCELLANEOUS INVESTMENTS - 0.61%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	303,694
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	238,742	240,928
CRF Affordable Housing, 5.50%, 04/25/2035 (c) (d)	5,335,917	5,793,642
		6,338,264

TOTAL MISCELLANEOUS INVESTMENTS (Cost $6,004,518)		6,338,264

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

	Principal
	Amount	Value
CERTIFICATES OF DEPOSIT - 0.02%
Self Help Federal Credit Union
1.00%, 05/23/2011	$250,000	$250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $250,000)		250,000

SHORT-TERM INVESTMENT - 2.30%	Shares
Money Market Fund - 2.30%
AIM Short-Term Investments Money Market, 0.13% (e)	24,076,700	24,076,700

TOTAL SHORT-TERM INVESTMENT (Cost $24,076,700)		24,076,700

Total Investments (Cost $1,069,299,895) - 102.92%		1,076,653,476

Liabilities in Excess of Other Assets, Net - (2.92)%		(30,537,465)

NET ASSETS - 100.00%		$1,046,116,012

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2011:
Cost of Investments	$1,069,299,895
Gross Unrealized Appreciation	19,676,107
Gross Unrealized Depreciation	(12,322,526)
Net Unrealized Appreciation	7,353,581

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at February 28, 2011 is $29,893,430, which represents 2.86% of total net assets.

(b)	Security is subject to Alternative Minimum Tax.
(c)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2011.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At February 28, 2011, these securities amounted to $6,593,759, which represents 0.63% of total net assets.

(e)	The rate shown is the 7-day effective yield as of February 28, 2011.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2011 (unaudited)

The table below sets forth information about the level within the fair value hierarchy at with the Fund’s investments were measured at February 28, 2011:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bond	$—	6,128,829	$—	6,128,829
U.S. Government & Agency Obligations	—	862,716,415	32,018,425	894,734,840
Municipal Bonds	—	145,124,843	—	145,124,843
Miscellaneous Investments	—	6,338,264	—	6,338,264
Certificate of Deposit	—	250,000	—	250,000
Short-Term Investment	24,076,700	—	—	24,076,700
Total Investments in Securities	$24,076,700	$1,020,558,351	$32,018,425	$1,076,653,476

There were no significant transfers between Level 1 and Level 2 assets and liabilities for the period ended February 28, 2011.

There were no significant transfers between Level 2 and Level 3 assets and liabilities for the period ended February 28, 2011.

The following is a reconciliation of the Level 3 investments in which significant unobservable inputs were used in determining value:
Investments in Securities
Beginning balance as of June 1, 2010	$17,104,784
Accrued discounts/premiums	(5,396)
Realized gain/(loss)	(9,955)
Change in unrealized appreciation/(depreciation)	(451,626)
Net purchases/sales	18,202,668
Net transfer in and/or out of Level 3 *	(2,822,050)
Ending balance as of February 28, 2011	$32,018,425

*	The transfer to Level 2 in the Fund were due to the Fund utilizing a third party pricing vendor in lieu of a Board approved fair value model.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 29, 2011

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: April 29, 2011